Business Combination - Summary of Assets and Liabilities (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Nov. 25, 2019
Business Acquisition [Line Items]
Debt for forward share purchase agreements	$ 3,600,000	$ 3,600,000
Kaleyra, Inc
Business Acquisition [Line Items]
Cash and cash equivalents			$ 231
Restricted cash			21,435
Other current assets			14
Total assets			21,680
Debt for forward share purchase agreements			34,580
Notes payable to Sellers			15,000
Notes payable to Founders, current			3,578
Account payables and other current liabilities			8,896
Total liabilities			62,054
Net liabilities			$ 40,374